Accounts Receivable	9 Months Ended
Sep. 30, 2020
BigToken Inc [Member]
Accounts Receivable

NOTE 2 – ACCOUNTS RECEIVABLE

	September 30, 2020 (Unaudited)	December 31, 2019	December 31, 2018

Gross accounts receivable	$1,168,000	$1,333,000	$801,000
Allowance for bad debts	(486,000)	(457,000)	(11,000)
Accounts receivable, net	$682,000	$876,000	$790,000

The carve-out statements of operations include both provision for bad debts directly identifiable as BIGToken’s and allocated provision for bad debts from SRAX, Inc. The following table summarizes the Company’s provision for bad debts for the periods indicated:

	Nine months ended		Years ended
	September 30, 2020 (Unaudited)	September 30, 2019 (Unaudited)	December 31, 2019	December 31, 2018
Directly identifiable as BIGToken’s	$29,000	$246,000	$446,000	$3,000
Allocated from SRAX, Inc.	32,000	-	4,000	3,000
Provision for bad debts	$61,000	$246,000	$450,000	$6,000